Income Taxes Schedule of Deferred Tax Assets and Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
Components of Deferred Tax Assets [Abstract]
Deferred revenue	$ 22,611	$ 24,954
Loss carryforwards	108,043	98,395
Stock-based and other compensation	17,380	21,587
Tax credits - net of foreign withholding taxes	7,815	6,566
Other	20,909	29,933
Total deferred tax assets	176,758	181,435
Valuation allowance	(109,995)	(105,960)	(128,346)
Net deferred income tax (liability) assets	(14,883)	2,610
Components of Deferred Tax Liabilities [Abstract]
Investment in affiliates	(23,782)	(14,936)
Goodwill and other intangible assets	(53,118)	(50,865)
Other	(4,746)	(7,064)
Total deferred tax liabilities	(81,646)	(72,865)
Deferred Tax Assets (Liabilities), Net [Abstract]
Current deferred income tax assets	13,447	14,760
Noncurrent deferred income tax assets	9,467	6,700
Current deferred income tax liabilities	(1,056)	(379)
Noncurrent deferred income tax liabilities	(36,741)	(18,471)
Net deferred income tax (liability) assets	$ (14,883)	$ 2,610